GRANITESHARES ETF TRUST

All series of the GraniteShares ETF Trust (the “Funds”)

SUPPLEMENT DATED DECEMBER 22, 2025, TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”), EACH DATED OCTOBER 24, 2025, AS SUPPLEMENTED TO DATE

This supplement provides new and additional information that replaces information contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI. Effective January 2, 2026, the Funds’ disclosures are modified as follows:

All references to the GraniteShares Advisors LLC’s mailing address are deleted and replaced with “250 Broadway, 24th Floor, New York, NY 10007”

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE